Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning of period		$ 1,120
Goodwill, Purchase Accounting Adjustments		25
Impairment of goodwill	$ (1,098)	(1,098)	$ 0	$ 0
Goodwill, end of period	47	47	1,120
West [Member]
Goodwill [Line Items]
Goodwill, beginning of period		45
Goodwill, Purchase Accounting Adjustments		2
Impairment of goodwill		0
Goodwill, end of period	47	47	45
Central [Member]
Goodwill [Line Items]
Goodwill, beginning of period		240
Goodwill, Purchase Accounting Adjustments		10
Impairment of goodwill		(250)
Goodwill, end of period	0	0	240
Northeast G&P [Member]
Goodwill [Line Items]
Goodwill, beginning of period		835
Goodwill, Purchase Accounting Adjustments		13
Impairment of goodwill		(848)
Goodwill, end of period	$ 0	$ 0	$ 835